United States
					Securities and Exchange Commission
						Washington, D.C. 20549

						Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: 06/30/12

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.


Peregrine Asset Advisers, Inc.
9755 SW Barnes Rd Suite 295
Portland, OR 97225

Form 13F File Number 28-14608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Dan Botti
Title: Principal
Phone: 503.459.4651

Signature, Place, and Date of Signing

Dan Botti	Portland, Oregon 	August 15, 2012
Signature	[City, State]		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number			Name

NONE



					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	2

Form 13F Information Table Entry Total: 140

Form 13F Information Table Value Total:  78,680
					(thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and the list entries.]

No.		Form 13F File Number		Name

02		28-11324		        Cobiz Capital Management
03		28-7018				Summit Capital Management




Master List of Securities
As of 06/30/2012

                                TITLE 	CUSIP	   VALUE       SHRs or	SH/ PUT/  INVESTMENT  OTHER    	 VOTING AUTHORITy
NAME OF ISSUER                  OF CLASS          (x$1000)     PRN AMT PRN  CALL  DISCRETION  MANAGER	SOLE	SHARED	NONE

Abbot Labs			COM	002824100	294	 4,550	SH	   SOLE					  4550
Abbot Labs			COM	002824100	 65	 1,015	SH	   SH-OTHER	02			 1,015
Altisource Portfolio SOLNS      REG SHS	L0175J104     1,172	16,000	SH	   SOLE			                16,000
Amarin Corp               SPONS ADR     023111206       508     35,100	SH         SOLE                          	35,100
Amer 1st Tax Exempt Invest MLP  BEN UNIT02364V107       479     90,800	SH         SOLE                          	90,800
American Intl Group		COM	026874784	759	23,650	SH	   SOLE					23,650
American Cap Mtg                COM     02504A104       200      8,400	SH         SOLE                          	 8,400
Amgen                     	COM     031162100       401      5,500	SH         SOLE                          	 5,500
Angies List                    	COM     034754101       295     18,625	SH         SOLE                          	18,625
Antares Pharma                  COM     036642106       150     41,234	SH         SOLE                          	41,234
Apple                           COM     037833100     5,718      9,791	SH         SOLE                         	 9.791
Apple                           COM     037833100	129	   221	SH         SH-OTHER	02			   221
Ares Capital                   	COM     04010L103       447    	28,000	SH         SOLE                          	28,000
Armour Residential              COM     042315101       132     18,561	SH         SOLE                          	18,516
Ashland			        COM	044209104	617	 8,900	SH	   SOLE					 8,900
AT&T				COM	00206R102	170	 4,780	SH	   SOLE				 	 4,780
AT&T				COM	00206R102	 90	 2,515	SH	   SH-OTHER	02			 2,515
Avalonbay Cmntys		COM	053484101     2,496	17,640	SH	   SOLE					17,640
Baidu .Com                      COM     056752108       241      2,100	SH         SOLE                          	 2,100
Bankrate                        COM     06647F102       844     45,900	SH         SOLE                          	45,900
Biglari Hldgs                   COM     08986R101       502      1,300	SH         SOLE                          	 1,300
Bio Rad Labs                    COM     090572207       240      2,400	SH         SOLE                          	 2,400
Biogen Idec                     COM     09062X103       491      3,400	SH         SOLE                          	 3,400
Biomarin Pharm			COM	09061G101     1,486	37,550	SH	   SOLE					37,550
BJ's Restaurants                COM     09180C106       228      6,000	SH         SOLE                          	 6,000
BorgWarner			COM	099724106     1,086	16,550	SH	   SOLE					16,550
Builders FirstSource            COM     12008R107       197     41,500	SH         SOLE                          	41,500
Cadence Pharamceuticals         COM     12738T100       115     32,232	SH         SOLE                          	32,232
Catamaran Corp                  COM     148887102       794      8,000	SH         SOLE                          	 8,000
Caterpillar                     COM     149123101       454      5,349	SH         SOLE                          	 5,349
CBS		                COM     124857202     1,002     30,580	SH         SOLE                          	30,580
Cepheid			        COM	15670R107	589	13,200	SH	   SOLE					13,200
Chevron		                COM     166764100        68        642	SH         SH-OTHER	02              	   642
Chevron		                COM     166764100       269      2,553	SH         SOLE                          	 2,553
Chimera Invst                   COM     125527101       266    112,630	SH         SOLE                                112,630
Chimera Invst             	COM     125527101        98     41,446	SH         SH-OTHER	03                	41,446
Clorox                          COM     189054109       290      4,000	SH         SOLE                          	 4,000
Columbia Banking Systems        COM     197236102       286     15,217	SH         SOLE                          	15,217
Comcast                         COM     20030N101       835     26,123	SH         SOLE                          	26,123
Costco Wholesale                COM     22160K105       298      3,115	SH         SOLE                          	 3,115
Costco Wholesale                COM     22160K105        67        723	SH         SH-OTHER	02                	   723
Craft Brew Alliance		COM	224122101	106	13,000	SH	   SOLE					13,000
CsX                             COM     126408103       203      9,100	SH         SOLE                          	 9,100
Digital Rlty Tr                 COM     253868103     4,002     53,315	SH         SOLE                          	53,315
Energy Transfer Partners 	MLP     29273R109       376      8,500	SH         SOLE                          	 8,500
Energy XXI          		COM     G10082108       407     13,000	SH         SOLE                          	13,000
EOG Resources                   COM     26875P101       270      3,000	SH         SOLE                          	 3,000
Essex Ppty Tr Inc         	COM     297278105       208      1,350	SH         SOLE                          	 1,350
EV Energy Partners              MLP     26926V107       202      4,000	SH         SOLE                          	 4,000
Everbank Financial Corp		COM     29977G102       727     66,850	SH         SOLE                          	66,850
Exxon Mobil                     COM     30231G102     1,155	13,492	SH         SOLE                        		13,492
Exxon Mobil                     COM     30231G102 	145	 1,700	SH         SH-OTHER	03			 1,700
Facebook		        COM     30303M102     1,853     59,603	SH         SOLE                          	59,603
First Solar         		COM     336433107       822     54,600	SH         SOLE                          	54,600
Francescas Holdings         	COM     351793104       453     16,775	SH         SOLE                          	16,775
Frontier Communications	        COM     35906A108        91     23,798	SH         SOLE                          	23,798
General Electric                COM     369604103       171      8,206	SH         SOLE                        		 8,206
General Electric                COM     369604103	 12	   576	SH         SH-OTHER	02			   576
General Electric                COM     369604103	185	 8,900	SH         SH-OTHER	03			 8,900
Gensis Energy                   MLP     371927104       349     12,000	SH         SOLE                          	12,000
Goldman Sachs                   COM     38141G104     1,419     14,803	SH         SOLE                          	14,803
Google                          COM     38259P508     5,745      9,904	SH         SOLE                          	 9,904
Groupon                         COM     399473107       401     37,700	SH         SOLE                          	37,700
GT Advanced Technolgies         COM     36191U106       244     46,155	SH         SOLE                          	46,155
Hersha Hospitality Tr       	BEN UNIT427825104       105     19,800	SH         SOLE                          	19,800
Holly Frontier                  COM     436106108     2,213     62,453	SH         SOLE                          	62,453
Home Depot                      COM     437076102       258      4,878	SH         SOLE                          	 4,878
Hovnanian Enterprise            COM     442487203        30     10,200	SH         SOLE                          	10,200
IBM                             COM     459200101       274      1,400	SH         SOLE                       		 1,400
IBM                             COM     459200101 	 68	   348	SH         SH-OTHER	02			   348
IHS                             COM     451734107       323      3,000	SH         SOLE                          	 3,000
Imperva                         COM     45321L100       813     28,200	SH         SOLE                          	28,200
Intel Corp                      COM     458140100     1,000     37,514	SH         SOLE                          	37,514
Ishares MSCI Emrg Mkt           COM     464287234       305      7,800	SH         SOLE                          	 7,800
Ishares Tr   20+ Treas Index    COM     464287432       689      5,500	SH         SOLE                          	 5,500
Ishares Tr Silver   		COM     46428Q109       312     11,710	SH         SOLE                          	11,710
Ishares Tr Barclays Tips        COM     464287176       227      1,900	SH         SOLE                          	 1,900
Johnson&Johnson                 COM     478160104       187      2,764	SH         SOLE                          	 2,765
Johnson&Johnson                 COM     478160104        49        729	SH         SH-OTHER	02              	   729
JP Morgan                       COM     46625H100       123      3,458	SH         SOLE                          	 3,458
JP Morgan                	COM     46625H100        78      2,176	SH         SH-OTHER	02              	 2,176
L-3 communications              COM     502424104       407      5,500	SH         SOLE                          	 5,500
Lilly Eli & Co                  COM     532457108     1,355     31,570	SH         SOLE                          	31,570
Linkedin                        COM     53578A108     1,971     18,546	SH         SOLE                          	18,546
Linn Energy                     MLP     536020100       758     19,900	SH         SOLE                          	19,900
Louisana Pacific                COM     546347105       277     25,500	SH         SOLE                          	25,500
Managed High Yield  Plus Fd In  MF      561911108       263    120,226	SH         SOLE                                120,226
MarkWest Energy                 MLP     570759100       439      8,904	SH         SOLE                         	 8,904
McDonalds                       COM     580135101       280      3,160	SH         SOLE                          	 3,160
MFA Mtg Invts                   COM     55272X102       316     41,100	SH         SOLE                          	41,100
Microsoft                       COM     594918104       564     18,460	SH         SOLE                          	18,460
Microsoft                       COM     594918104       349     11,400	SH         SH-OTHER	03                      11,400
MRC Global                      COM     55345K103       210      9,850	SH         SOLE                          	 9,950
National Retail PPTYS           COM     202218103       263      9,300	SH         SOLE                          	 9,300
NeoPhotonics                    COM     64051T100       134     27,100	SH         SOLE                          	27,100
Neilsen Hldgs                   COM     N63218106       506     19.300	SH         SOLE                          	19,300
Nike                            COM     654106103     1,797     20,477	SH         SOLE                          	20,477
Nike                            COM     654106103        47        535	SH         SH-OTHER 	02                         535
Niska Gas Storage               MLP     654678101       121     10,000	SH         SOLE                          	10,000
Northstar Rlty Fin              COM     66704R100       121     23,200	SH         SOLE                          	23,200
Pacific Coast Oil Tr             UT     694103102       188     10,100	SH         SOLE                          	10,100
Penske Automotive               COM     70959W103     1,216     57,252	SH         SOLE                          	57,252
Pepsico                         COM     68389X105        69        990	SH         SOLE                          	   990
Pepsico                         COM     68389X105        52        729	SH         SH-OTHER	02               	   729
Pepsico                         COM     68389X105       124      1,750	SH         SH-OTHER	03              	 1,750
Petsmart                        COM     716768106     1,128     16,540	SH         SOLE                          	16,540
Petsmart                        COM     716768106        63        927	SH         SH-OTHER	02               	   927
Pioneer Natural Res             COM     723787107     1,449     16,422	SH         SOLE                          	16,422
QR Energy                       MLP     74734R108       283     17,100	SH         SOLE                          	17,100
Qualcomm Inc                    COM     747525103       333      5,990	SH         SOLE                          	 5,990
Qualcomm Inc                    COM     747525103        65      1,160	SH         SH-OTHER	02              	 1,160
Regions Financial               COM     7591EP100        94     13,900	SH         SOLE                          	13,900
S&P 500 Depository Receipt      COM     78462F103       297      2,180	SH         SOLE                          	 2,180
Salesforce                      COM     79466L302     1,199      8,670	SH         SOLE                          	 8,670
Sara Lee                        COM     803111103       156     13,800	SH         SOLE                          	13,800
Sherwin Williams                COM     824348106       251      1,900	SH         SOLE                          	 1,900
Southwest Airlines              COM     844741108       130     14,100	SH         SH-OTHER	03              	14,100
SPDR Gold Trust                  UT     78463V107       147        950	SH         SOLE                          	   950
SPDR Gold Trust                  UT     78463V107       140        900	SH         SH-OTHER	03                         900
Syngenta                        COM     87160A100       287      4,200	SH         SOLE                          	 4,200
Templeton Emerging  Markets     COM     880192109       173     10,975	SH         SOLE                          	10,975
Teradata                        COM     88076W103       360      5,000	SH         SOLE                                  5,000
Towers Watson                   COM     891894107     1,939     32,375	SH         SOLE                          	32,375
Ubiquiti Networks               COM     90347A100       713     50,040	SH         SOLE                                 50,040
Union Pacific                   COM     907818108       262      2,200	SH         SOLE                          	 2,200
Union Pacific                   COM     907818108        94        786	SH         SH-OTHER	02              	   786
Universal Display               COM     91347P105       877     24,400	SH         SOLE                          	24,400
US Bancorp                      COM     902973304       623     19,355	SH         SOLE                          	19,355
US Bancorp                      COM     902973304        69      2,142	SH         SH-OTHER	02               	 2,142
US Bancorp                      COM     902973304       154      4,800	SH         SH-OTHER	03               	 4,800
Verizon Comm                    COM     92343V104       511     11,492	SH         SOLE                          	11,492
Walt Disney                     COM     254687106       355      7,314	SH         SOLE               	 		 7,314
Walter Industries               COM     93317Q105       546     12,375	SH         SOLE               	 		12,375
Warner Chilcot                SHS A     G9435N108       577     32,200	SH         SOLE                          	32,200
Web Com Group                   COM     94733A104       604     33,050	SH         SOLE               	 		33,050
Western Gas Ptnrs		MLP     958254104       480     11,000	SH         SOLE               	 		11,000
Wyndham Worldwide               COM     98310W108       274      5,200	SH         SOLE               	 		 5,200
Yahoo                           COM     984332106        48      3,000	SH         SOLE                          	 3,000
Yahoo                           COM     984332106	188	11,900	SH         SH-OTHER	03			11,900
Zynga                           COM     98986T108       514     94,400	SH         SOLE                          	94,400
------------------------------          --------------------------------
